SCHEDULE OF INTANGIBLE ASSETS NET (Details) - USD ($)	Sep. 30, 2024	Sep. 30, 2023
Goodwill and Intangible Assets Disclosure [Abstract]
Website	$ 21,709	$ 21,658
Patent	20,048	20,046
Exchange adjustment	331	53
Less: accumulated amortization	(27,882)	(17,223)
Total	$ 14,206	$ 24,534